Details of Significant Accounts - Summary of Analysis of Total Provisions (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Non-current	$ 6,432	$ 229	$ 6,432